Investment Properties	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Investment Properties
17.	INVESTMENT PROPERTIES

For the year ended December 31, 2019

	Land	Buildings and Improvements	Right-of-use Assets	Total
	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2019	$35,965	$8,409,790	$6,891,947	$15,337,702
Additions	—	2,532	—	2,532
Disposals	—	(1,843)	—	(1,843)
Reclassification	—	(490,130)	(21,069)	(511,199)
Effects of foreign currency exchange differences	—	(209,980)	(303,086)	(513,066)

Balance at December 31, 2019	$35,965	$7,710,369	$6,567,792	$14,314,126

Accumulated depreciation

Balance at January 1, 2019	$—	$707,376	$292,722	$1,000,098
Depreciation expenses	—	377,536	216,574	594,110
Disposals	—	(1,240)	—	(1,240)
Reclassification	—	(210,455)	543	(209,912)
Effects of foreign currency exchange differences	—	99,354	(22,355)	76,999

Balance at December 31, 2019	$—	$972,571	$487,484	$1,460,055

Carrying amount at December 31, 2019	$35,965	$6,737,798	$6,080,308	$12,854,071

For the year ended December 31, 2020

	Land	Buildings and Improvements	Right-of-use Assets	Total
	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2020	$35,965	$7,710,369	$6,567,792	$14,314,126
Additions	—	6,352	—	6,352
Disposals	—	(1,902)	—	(1,902)
Reclassification	—	(3,884)	46,201	42,317
Effects of foreign currency exchange differences	—	111,870	124,920	236,790

Balance at December 31, 2020	$35,965	$7,822,805	$6,738,913	$14,597,683

Accumulated depreciation

Balance at January 1, 2020	$—	$972,571	$487,484	$1,460,055
Depreciation expenses	—	353,048	209,212	562,260
Disposals	—	(1,293)	—	(1,293)
Reclassification	—	(1,498)	10,617	9,119
Effects of foreign currency exchange differences	—	19,639	9,820	29,459

Balance at December 31, 2020	$—	$1,342,467	$717,133	$2,059,600

Carrying amount at December 31, 2020	$35,965	$6,480,338	$6,021,780	$12,538,083

For the year ended December 31, 2021

	Land	Buildings and Improvements	Right-of-use Assets	Total
	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2021	$35,965	$7,822,805	$6,738,913	$14,597,683
Disposals	—	(5,350)	—	(5,350)
Disposal of subsidiaries (Note 30)	—	(1,290,187)	(87,412)	(1,377,599)
Reclassification (Note 12)	(393)	9,818,133	3,398,139	13,215,879
Effects of foreign currency exchange differences	0	30,697	(6,962)	23,735

Balance at December 31, 2021	$35,572	$16,376,098	$10,042,678	$26,454,348

Accumulated depreciation

Balance at January 1, 2021	$—	$1,342,467	$717,133	$2,059,600
Depreciation expenses	—	482,625	268,422	751,047
Disposals	—	(3,671)	—	(3,671)
Disposal of subsidiaries (Note 30)	—	(570,403)	(19,946)	(590,349)
Reclassification	—	2,014,201	78,914	2,093,115
Effects of foreign currency exchange differences	—	6,927	(7,108)	(181)

Balance at December 31, 2021	$—	$3,272,146	$1,037,415	$4,309,561

Carrying amount at December 31, 2021	$35,572	$13,103,952	$9,005,263	$22,144,787

	Land	Buildings and Improvements	Right-of-use Assets	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Cost

Balance at January 1, 2021	$1,296	$282,005	$242,931	$526,232
Disposals	—	(193)	—	(193)
Disposal of subsidiaries (Note 30)	—	(46,510)	(3,151)	(49,661)
Reclassification (Note 12)	(14)	353,934	122,500	476,420
Effects of foreign currency exchange differences	—	1,107	(251)	856

Balance at December 31, 2021	$1,282	$590,343	$362,029	$953,654

Accumulated depreciation

Balance at January 1, 2021	$—	$48,395	$25,852	$74,247
Depreciation expenses	—	17,398	9,676	27,074
Disposals	—	(132)	—	(132)
Disposal of subsidiaries (Note 30)	—	(20,563)	(719)	(21,282)
Reclassification	—	72,610	2,845	75,455
Effects of foreign currency exchange differences	—	250	(256)	(6)

Balance at December 31, 2021	$—	$117,958	$37,398	$155,356

Carrying amount at December 31, 2021	$1,282	$472,385	$324,631	$798,298

Right-of-use
assets included in investment properties were leasehold land located in Shanghai and were subleased under operating leases.
The abovementioned investment properties were leased out for 1 to 20 years, with an option to extend for an additional lease term. The lease contracts contain market review clauses in the event that the lessees exercise their options to extend. The lessees do not have bargain purchase
options to acquire the investment properties at the expiry of the lease term.
In addition to fixed lease payments, some of the lease contracts also indicated that the lessees should make variable payments determined at a specific percentage of the excess of respective lessee’s monthly revenues over a specific amount.
The maturity analysis of lease payments receivable under operating leases of investment properties was as follows:

	December 31
	2020	2021
	NT$	NT$	US$ (Note 4)

Year 1	$880,929	$1,693,659	$61,055
Year 2	688,123	1,405,450	50,666
Year 3	471,966	1,210,891	43,651
Year 4	383,307	1,019,498	36,752
Year 5	335,706	929,609	33,511
Year 6 onwards	664,259	3,241,525	116,854

	$3,424,290	$9,500,632	$342,489

The investment properties were depreciated on a straight-line basis over the following useful lives:

Main buildings	10-40 years
Right-of-use assets	10-50 years
Because the market conditions
we
re
severely affected by
COVID-19
in 2020 and 2021, the Group agreed to provide unconditional rent concessions
for some lease contracts. The rent concessions were accounted for as adjustments to related income over the remaining lease term. For the years ended December 31, 2020 and 2021, total amount from the rent concessions were NT$54,139 thousand and NT$3,865 thousand (US$139 thousand), respectively.
The fair value of the investment properties was measured using the market approach and the income approach based on level 3 inputs by independent professional appraisers. The significant unobservable inputs were discount rates. The fair value of the investment properties was as follows:

	December 31
	2020	2021
	NT$	NT$	US$ (Note 4)

Fair value	$19,799,714	$36,158,216	$1,303,468

Refer to Note 36 for the carrying amount of the investment properties that had been pledged by the Group to secure borrowings.